Leases - Summary of Amounts Recognized in Profit or Loss Related to Leases (Detail) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Presentation of leases for lessee [abstract]
Lease expense for short-term and low value leases	SFr 54	SFr 182
Depreciation expense on right-of-use assets (note 28)	537	392
Interest expense on lease liabilities (note 29)	SFr 27	SFr 33